TAXATION, Expirations of Unused Tax Losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	$ 24,709
Singapore [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	5,297
Hong Kong [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	4,143
Norway [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	14,591
Bhutan [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	$ 678
Earliest year of expiration if not utilized	2026